SHORT-TERM BANK LOAN (Tables)	6 Months Ended
Dec. 31, 2019
SHORT-TERM BANK LOAN
Schedule of Short-term Bank Loan

Short-term bank loan consisted of the following:

	June 30,	December 31,	December 31,
	2019	2019	2019
	RMB	RMB	U.S. Dollars
Bank of Nanjing, 5.655% annual interest, due on June 11, 2020	¥2,500,000	¥2,500,000	$358,783
Total short-term bank loan	¥2,500,000	¥2,500,000	$358,783